LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–85.35%
Aerospace & Defense–1.90%
Boeing	9,862	$ 1,470,819
Lockheed Martin	15,859	5,375,408
Northrop Grumman	14,591	4,414,507
Raytheon	29,886	3,919,549
Raytheon Technologies	59,164	5,580,940
†Teledyne Technologies	1,201	357,021
		21,118,244
Air Freight & Logistics–0.48%
FedEx	28,974	3,513,387
United Parcel Service Class B	20,059	1,873,912
		5,387,299
Airlines–0.16%
Copa Holdings Class A	1,998	90,489
Southwest Airlines	48,684	1,733,637
		1,824,126
Automobiles–0.24%
General Motors	48,426	1,006,292
†Tesla	3,191	1,672,084
		2,678,376
Banks–1.14%
Bank of America	388,217	8,241,847
JPMorgan Chase & Co.	28,807	2,593,494
Popular	21,095	738,325
†SVB Financial Group	5,689	859,494
Western Alliance Bancorp	8,576	262,511
		12,695,671
Beverages–0.95%
Coca-Cola	188,901	8,358,869
†Monster Beverage	31,981	1,799,251
PepsiCo	3,396	407,860
		10,565,980
Biotechnology–2.82%
AbbVie	103,334	7,873,017
†Alexion Pharmaceuticals	22,713	2,039,400
†Alnylam Pharmaceuticals	4,706	512,248
†Biogen	13,780	4,359,716
Gilead Sciences	29,913	2,236,296
†Incyte	43,562	3,190,045
†Regeneron Pharmaceuticals	3,106	1,516,629
†Seattle Genetics	12,520	1,444,558
†Vertex Pharmaceuticals	34,157	8,127,658
		31,299,567
Building Products–0.43%
Allegion	19,723	1,814,911
AO Smith	16,774	634,225
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Trane Technologies	28,226	$ 2,331,185
		4,780,321
Capital Markets–2.43%
Apollo Global Management	17,929	600,621
Blackstone Group Class A	95,126	4,334,892
Cboe Global Markets	13,645	1,217,816
Charles Schwab	29,756	1,000,397
CME Group	53,876	9,315,699
LPL Financial Holdings	7,139	388,576
Raymond James Financial	3,127	197,626
S&P Global	33,993	8,329,985
TD Ameritrade Holding	46,166	1,600,114
		26,985,726
Chemicals–1.56%
Air Products & Chemicals	2,753	549,526
†Axalta Coating Systems	182,078	3,144,487
Celanese	30,865	2,265,182
FMC	27,815	2,272,207
Linde	12,262	2,121,326
PPG Industries	22,938	1,917,617
Sherwin-Williams	11,063	5,083,670
		17,354,015
Commercial Services & Supplies–0.30%
Cintas	14,424	2,498,525
Republic Services	11,884	892,013
		3,390,538
Communications Equipment–0.71%
†Arista Networks	4,143	839,164
†Ciena	6,921	275,525
Cisco Systems	172,815	6,793,358
		7,908,047
Consumer Finance–0.53%
Ally Financial	122,693	1,770,460
American Express	18,369	1,572,570
Discover Financial Services	5,476	195,329
Synchrony Financial	145,643	2,343,396
		5,881,755
Containers & Packaging–0.44%
Ball	42,739	2,763,504
†Crown Holdings	22,558	1,309,266
International Paper	25,340	788,834
		4,861,604
Diversified Consumer Services–0.19%
†Bright Horizons Family Solutions	4,818	491,436
Service Corp. International	11,754	459,699
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†ServiceMaster Global Holdings	44,901	$ 1,212,327
		2,163,462
Diversified Financial Services–0.57%
†Berkshire Hathaway Class B	15,236	2,785,598
Equitable Holdings	157,621	2,277,623
Voya Financial	31,334	1,270,594
		6,333,815
Electric Utilities–1.30%
Avangrid	15,010	657,138
Duke Energy	40,902	3,308,154
Edison International	23,130	1,267,292
Exelon	171,515	6,313,467
NRG Energy	107,964	2,943,099
		14,489,150
Electrical Equipment–0.39%
AMETEK	9,320	671,226
Emerson Electric	19,466	927,555
Rockwell Automation	14,370	2,168,577
†Sensata Technologies Holding	17,794	514,780
		4,282,138
Electronic Equipment, Instruments & Components–0.40%
†Keysight Technologies	50,209	4,201,489
National Instruments	9,015	298,216
		4,499,705
Energy Equipment & Services–0.08%
Schlumberger	54,671	737,512
TechnipFMC	21,035	141,776
		879,288
Entertainment–2.24%
†Electronic Arts	41,515	4,158,558
†Liberty Media-Liberty Formula One Class C	39,392	1,072,644
†Netflix	27,856	10,459,928
†Roku	7,073	618,746
†Spotify Technology	4,497	546,116
Walt Disney	54,126	5,228,572
†Zynga Class A	412,952	2,828,721
		24,913,285
Equity Real Estate Investment Trusts–3.35%
Alexandria Real Estate Equities	18,248	2,501,071
American Homes 4 Rent Class A	122,168	2,834,298
American Tower	26,050	5,672,388
Boston Properties	17,661	1,628,874
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Brixmor Property Group	10,597	$ 100,672
Camden Property Trust	20,706	1,640,743
CyrusOne	6,786	419,036
Douglas Emmett	26,275	801,650
Duke Realty	66,331	2,147,798
Equinix	6,707	4,188,991
Equity LifeStyle Properties	55,840	3,209,683
Invitation Homes	113,519	2,425,901
National Retail Properties	2,822	90,840
Prologis	41,157	3,307,788
SBA Communications	17,818	4,810,325
Sun Communities	11,721	1,463,367
		37,243,425
Food & Staples Retailing–1.14%
Casey's General Stores	16,969	2,248,223
Costco Wholesale	28,659	8,171,541
Kroger	68,706	2,069,425
†U.S. Foods Holding	9,340	165,411
		12,654,600
Food Products–0.66%
Lamb Weston Holdings	3,189	182,092
Mondelez International Class A	136,716	6,846,737
†TreeHouse Foods	5,712	252,185
		7,281,014
Health Care Equipment & Supplies–2.78%
Abbott Laboratories	79,388	6,264,507
†Align Technology	9,238	1,606,950
Baxter International	38,788	3,149,198
Danaher	28,884	3,997,834
†Edwards Lifesciences	36,792	6,939,707
†Hologic	38,885	1,364,864
†IDEXX Laboratories	7,024	1,701,494
†Intuitive Surgical	1,845	913,662
STERIS	9,625	1,347,211
Teleflex	8,082	2,366,895
West Pharmaceutical Services	8,285	1,261,391
		30,913,713
Health Care Providers & Services–3.08%
AmerisourceBergen	14,003	1,239,266
Anthem	32,097	7,287,303
†Centene	26,100	1,550,601
Cigna	15,801	2,799,621
HCA Healthcare	47,086	4,230,677
Humana	9,436	2,963,093
McKesson	10,500	1,420,230
†Molina Healthcare	2,390	333,907
UnitedHealth Group	37,303	9,302,622

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Universal Health Services Class B	30,603	$ 3,032,145
		34,159,465
Hotels, Restaurants & Leisure–0.74%
†Chipotle Mexican Grill	4,259	2,787,090
Dunkin' Brands Group	6,934	368,195
McDonald's	25,969	4,293,974
MGM Resorts International	62,407	736,403
		8,185,662
Household Durables–0.62%
DR Horton	124,805	4,243,370
Lennar Class A	62,270	2,378,714
Whirlpool	2,593	222,479
		6,844,563
Household Products–1.54%
Church & Dwight	10,838	695,583
Procter & Gamble	148,705	16,357,550
		17,053,133
Industrial Conglomerates–0.11%
3M	779	106,341
General Electric	134,900	1,071,106
		1,177,447
Insurance–1.42%
Alleghany	1,695	936,233
American International Group	84,625	2,052,156
Aon	7,865	1,298,040
†Athene Holding Class A	90,417	2,244,150
Hartford Financial Services Group	75,806	2,671,404
Marsh & McLennan	39,153	3,385,168
Progressive	42,455	3,134,877
		15,722,028
Interactive Media & Services–6.12%
†Alphabet Class A	21,445	24,918,018
†Alphabet Class C	11,737	13,647,901
†Facebook Class A	153,687	25,634,992
†Match Group	48,192	3,182,599
†Pinterest Class A	35,722	551,548
		67,935,058
Internet & Direct Marketing Retail–5.82%
†Amazon.com	31,512	61,439,577
eBay	105,072	3,158,464
		64,598,041
IT Services–5.73%
Alliance Data Systems	27,841	936,850
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Automatic Data Processing	37,815	$ 5,168,554
†Black Knight	36,205	2,102,062
Booz Allen Hamilton Holding	13,782	945,996
Cognizant Technology Solutions Class A	4,702	218,502
DXC Technology	16,212	211,566
†EPAM Systems	1,419	263,452
†FleetCor Technologies	19,472	3,632,307
Global Payments	48,558	7,003,520
International Business Machines	25,385	2,815,958
Mastercard Class A	14,171	3,423,147
†Okta	26,784	3,274,612
†PayPal Holdings	110,109	10,541,836
†Square Class A	39,402	2,063,877
†VeriSign	30,801	5,546,952
Visa Class A	96,099	15,483,471
		63,632,662
Life Sciences Tools & Services–1.25%
†Illumina	20,621	5,632,008
†IQVIA Holdings	27,112	2,924,300
Thermo Fisher Scientific	18,946	5,373,086
		13,929,394
Machinery–0.82%
Allison Transmission Holdings	28,600	932,646
Dover	12,668	1,063,352
Fortive	48,382	2,670,203
Illinois Tool Works	6,607	938,987
†Ingersoll Rand	93,453	2,317,634
Wabtec	23,740	1,142,606
		9,065,428
Media–1.78%
Cable One	246	404,426
†Charter Communications Class A	27,477	11,988,490
Comcast Class A	106,837	3,673,056
†Liberty Global Class C	134,131	2,107,198
Omnicom Group	29,716	1,631,409
		19,804,579
Multiline Retail–1.07%
Dollar General	58,106	8,774,587
Target	33,831	3,145,268
		11,919,855
Multi-Utilities–0.81%
Ameren	21,917	1,596,215
CMS Energy	24,382	1,432,443
DTE Energy	7,059	670,393
National Grid ADR	20,682	1,205,140

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group	3,300	$ 148,203
Sempra Energy	34,898	3,943,125
		8,995,519
Oil, Gas & Consumable Fuels–1.09%
BP ADR	36,376	887,211
Chevron	44,643	3,234,832
Concho Resources	9,239	395,891
Diamondback Energy	11,764	308,217
Exxon Mobil	101,970	3,871,801
Marathon Petroleum	46,064	1,088,032
Noble Energy	54,983	332,097
Pioneer Natural Resources	6,450	452,467
TC Energy	34,715	1,537,874
		12,108,422
Pharmaceuticals–3.03%
AstraZeneca ADR	175,778	7,850,245
Bristol-Myers Squibb	112,649	6,279,055
Eli Lilly & Co.	37,311	5,175,782
†Horizon Therapeutics	32,186	953,350
†Jazz Pharmaceuticals	7,668	764,806
Merck & Co.	65,000	5,001,100
Pfizer	234,603	7,657,442
		33,681,780
Professional Services–1.08%
CoreLogic	23,808	727,096
†CoStar Group	3,776	2,217,305
Equifax	11,194	1,337,123
IHS Markit	72,587	4,355,220
TransUnion	51,603	3,415,087
		12,051,831
Road & Rail–1.43%
JB Hunt Transport Services	44,299	4,085,697
Landstar System	5,003	479,588
Norfolk Southern	14,353	2,095,538
†Uber Technologies	110,279	3,078,990
Union Pacific	43,529	6,139,330
		15,879,143
Semiconductors & Semiconductor Equipment–3.45%
†Advanced Micro Devices	146,814	6,677,101
Applied Materials	31,815	1,457,763
Intel	23,915	1,294,280
KLA	17,400	2,501,076
Lam Research	12,490	2,997,600
Marvell Technology Group	142,315	3,220,588
†Micron Technology	67,067	2,820,838
NVIDIA	29,956	7,896,402
QUALCOMM	28,356	1,918,283
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing ADR	45,115	$ 2,156,046
Texas Instruments	39,158	3,913,059
Universal Display	10,733	1,414,395
		38,267,431
Software–10.15%
†Adobe	34,525	10,987,236
†DocuSign	5,310	490,644
†Fair Isaac	5,092	1,566,757
†FireEye	17,791	188,229
†Fortinet	23,122	2,339,253
Intuit	24,238	5,574,740
Microsoft	438,285	69,121,927
NortonLifeLock	19,779	370,065
Oracle	52,485	2,536,600
†Paycom Software	4,005	809,050
†Proofpoint	12,334	1,265,345
†salesforce.com	27,496	3,958,874
†ServiceNow	14,717	4,217,598
†Slack Technologies Class A	29,171	782,950
†Splunk	7,631	963,261
SS&C Technologies Holdings	77,269	3,385,928
†Workday Class A	28,037	3,650,978
†Zscaler	7,923	482,194
		112,691,629
Specialty Retail–1.18%
Home Depot	31,561	5,892,754
Lowe's	22,790	1,961,080
TJX	110,067	5,262,303
		13,116,137
Technology Hardware, Storage & Peripherals–5.78%
Apple	252,393	64,181,016
		64,181,016
Tobacco–0.06%
Altria Group	16,462	636,586
		636,586
Total Common Stock (Cost $825,632,010)		948,021,673

EXCHANGE-TRADED FUND–1.01%
SPDR® S&P 500 ETF Trust	43,385	11,182,484
Total Exchange-Traded Fund (Cost $9,913,416)		11,182,484

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–7.95%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	88,305,771	$ 88,305,771
Total Money Market Fund (Cost $88,305,771)		88,305,771

TOTAL INVESTMENTS–94.31% (Cost $923,851,197)	1,047,509,928
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–5.69%	63,215,476
NET ASSETS APPLICABLE TO 33,056,767 SHARES OUTSTANDING–100.00%	$1,110,725,404

† Non-income producing.

The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(521)	E-mini Russell 2000 Index	$(29,894,980)	$(27,261,293)	6/19/20	$—	$(2,633,687)
(4,312)	E-mini S&P 500 Index	(554,027,320)	(548,050,460)	6/19/20	—	(5,976,860)
6	E-mini S&P 500 Index	770,910	707,982	6/19/20	62,928	—
Total Futures Contracts					$62,928	$(8,610,547)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
ETF–Exchange-Traded Fund
IT–Information Technology
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
See accompanying notes.
LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$948,021,673	$—	$—	$948,021,673
Exchange-Traded Fund	11,182,484	—	—	11,182,484
Money Market Fund	88,305,771	—	—	88,305,771
Total Investments	$1,047,509,928	$—	$—	$1,047,509,928
Derivatives:

Assets:
Futures Contract	$62,928	$—	$—	$62,928
Liabilities:
Futures Contracts	$(8,610,547)	$—	$—	$(8,610,547)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
4. Subsequent Events
At a meeting of the Board of Trustees of the Trust on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) to subadvise the Fund’s managed volatility strategy, effective on or about May 1, 2020. The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Fund. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. as subadviser to the Fund’s managed volatility strategy.
LVIP Blended Large Cap Growth Managed Volatility Fund–7